Revenue (Tables)	6 Months Ended
Sep. 30, 2023
Revenue [abstract]
Schedule of disaggregation of revenue from contracts with customers

Revenue for the six months ended 30 September 2023	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,299	—	5	43	283	426	—	2,056
Distribution	—	810	—	1,329	2,047	—	—	4,186
System Operator	—	—	1,712	—	—	—	—	1,712
Other[1]	9	36	—	4	7	75	—	131
Total IFRS 15 revenue	1,308	846	1,717	1,376	2,337	501	—	8,085
Other revenue
Generation	—	—	—	—	—	181	—	181
Other[2]	29	2	—	65	28	(43)	142	223
Total other revenue	29	2	—	65	28	138	142	404
Total revenue from continuing operations	1,337	848	1,717	1,441	2,365	639	142	8,489

Geographic split of revenue for the six months ended 30 September 2023	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,308	846	1,717	—	—	430	—	4,301
US	—	—	—	1,376	2,337	71	—	3,784
Total IFRS 15 revenue	1,308	846	1,717	1,376	2,337	501	—	8,085
Other revenue
UK	29	2	—	—	—	(50)	27	8
US	—	—	—	65	28	188	115	396
Total other revenue	29	2	—	65	28	138	142	404
Total revenue from continuing operations	1,337	848	1,717	1,441	2,365	639	142	8,489
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income, income arising in connection with the Transition Services Agreements in place following the sales of The Narragansett Electric Company (NECO) and the UK Gas Transmission business, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.

Revenue for the six months ended 30 September 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures¹ £m	Other¹ £m	Total £m
Revenue under IFRS 15
Transmission	931	—	77	53	117	306	—	1,484
Distribution	—	940	—	1,675	2,617	—	—	5,232
System Operator	—	—	1,968	—	—	—	—	1,968
Other[2]	16	43	—	4	6	69	—	138
Total IFRS 15 revenue	947	983	2,045	1,732	2,740	375	—	8,822
Other revenue
Generation	—	—	—	—	—	224	—	224
Other[3]	8	14	—	28	18	77	253	398
Total other revenue	8	14	—	28	18	301	253	622
Total revenue from continuing operations	955	997	2,045	1,760	2,758	676	253	9,444

Geographic split of revenue for the six months ended 30 September 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures¹ £m	Other¹ £m	Total £m
Revenue under IFRS 15
UK	947	983	2,045	—	—	310	—	4,285
US	—	—	—	1,732	2,740	65	—	4,537
Total IFRS 15 revenue	947	983	2,045	1,732	2,740	375	—	8,822
Other revenue
UK	8	14	—	—	—	83	199	304
US	—	—	—	28	18	218	54	318
Total other revenue	8	14	—	28	18	301	253	622
Total revenue from continuing operations	955	997	2,045	1,760	2,758	676	253	9,444
1.Comparative amounts have been re-presented to reflect NGV as a separate operating segment.
2.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated from our NG Renewables business.
3.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income and income arising in connection with the Transition Services Agreement with PPL Rhode Island Holdings, LLC following the sale of NECO. In the period ended 30 September 2022 the Group also recognised other income relating to an insurance claim.